Line of Credit (Narrative) (Details) - USD ($)	9 Months Ended
	Dec. 31, 2024	Jan. 25, 2025	Jul. 25, 2024	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Maximum credit limit under line of credit	$ 6,200,000			$ 8,000,000
Line of credit basis of interest rate	The Line of Credit bears interest at the bank's US Base Rate (December 31, 2024 - 8.0%, March 31, 2024 - 8.5%) plus a margin of 2.25%.
Personal guarantees provided by company directors	$ 5,020,000
Description of current ratio limit under line of credit	1.2:1
Line of credit subject to margin requirement	$ 5,000,000
Line of credit, drawn balance	$ 5,846,451			$ 7,463,206
Lender [Member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 6,000,000
Loan amount reductions per month			$ 200,000
Lender [Member] | Minimum [Member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Loan interest rate		2.00%
Lender [Member] | Maximum [Member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Loan interest rate		2.25%